Quarterly Holdings Report
for

Fidelity Freedom® Index 2015 Fund

December 31, 2020

FRX-X15-QTLY-0221
1.906837.111

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.3%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $399,087,759)	40,374,521	521,235,061

International Equity Funds - 16.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $267,744,999)	24,169,543	346,591,242

Bond Funds - 39.6%
Fidelity Series Bond Index Fund (a)	69,776,234	752,187,808
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,663,560	61,104,849
TOTAL BOND FUNDS
(Cost $773,185,830)		813,292,657

Inflation-Protected Bond Funds - 6.3%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $122,662,978)	12,139,620	130,258,120

Short-Term Funds - 11.9%
Fidelity Cash Central Fund 0.11% (b)	513	513
Fidelity Series Treasury Bill Index Fund (a)	24,440,132	244,401,323
TOTAL SHORT-TERM FUNDS
(Cost $244,453,789)		244,401,836
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,807,135,355)		2,055,778,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		29,731
NET ASSETS - 100%		$2,055,808,647

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8
Total	$8

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$569,779,591	$277,687,630	$101,818,394	$17,186,777	$(147,803)	$6,686,784	$752,187,808
Fidelity Series Global ex U.S. Index Fund	270,265,990	77,250,705	111,532,255	5,927,756	1,670,452	108,936,350	346,591,242
Fidelity Series Inflation-Protected Bond Index Fund	97,440,517	42,365,431	16,189,324	1,676,264	124,212	6,517,284	130,258,120
Fidelity Series Long-Term Treasury Bond Index Fund	47,428,737	29,800,310	7,801,898	6,322,470	(87,362)	(8,234,938)	61,104,849
Fidelity Series Total Market Index Fund	401,548,581	124,577,933	194,897,724	10,177,428	8,881,040	181,125,231	521,235,061
Fidelity Series Treasury Bill Index Fund	178,532,622	97,836,991	31,167,830	955,645	(23,241)	(777,219)	244,401,323
Total	$1,564,996,038	$649,519,000	$463,407,425	$42,246,340	$10,417,298	$294,253,492	$2,055,778,403

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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